Schedule of Earnings Per Share (Details) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021		Jul. 31, 2021		Jul. 31, 2021	Jul. 31, 2022		Jul. 31, 2021
NET (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH LIMITED	$ 201,012	$ (45,587)		$ (8,377)		$ (8,377)	$ (1,762,838)
Accretion of temporary equity to redemption value	(499,343)						(14,695,090)
Net loss including accretion of temporary equity to redemption value	(298,331)	(45,587)					(16,457,928)
Accretion of temporary equity to redemption value	$ 499,343						$ 14,695,090
Weighted average shares outstanding	2,448,500	1,875,000	[1],[2]	1,875,000	[3],[4]		2,355,621	[3],[4]
Basic and diluted net loss per ordinary share	$ (0.03)	$ (0.02)		$ (0.00)			$ (2.00)
Redeemable Preferred Stock [Member]
NET (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH LIMITED	$ 266,977						$ 2,942,365
Accretion of temporary equity to redemption value	(499,343)						(14,695,090)
Allocation of net loss including accretion of temporary equity	(232,366)						(11,752,725)
Accretion of temporary equity to redemption value	$ 499,343						$ 14,695,090
Weighted average shares outstanding	8,625,000						5,883,904
Basic and diluted net income (loss) per ordinary share	$ 0.03						$ 0.50
Weighted average shares outstanding
Basic and diluted net loss per ordinary share
Nonredeemable Preferred Stock [Member]
NET (LOSS) INCOME ATTRIBUTABLE TO EUDA HEALTH LIMITED	$ (65,965)	$ (45,587)					$ (4,705,203)		$ (8,377)
Accretion of temporary equity to redemption value
Allocation of net loss including accretion of temporary equity	(65,965)						(4,705,203)
Accretion of temporary equity to redemption value
Weighted average shares outstanding	2,448,500						2,355,621
Basic and diluted net income (loss) per ordinary share	$ (0.03)						$ (2.00)
Weighted average shares outstanding		1,875,000	[5]						1,875,000	[6]
Basic and diluted net loss per ordinary share		$ (0.02)							$ (0.00)

[1]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[3]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[4]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[5]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[6]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).